                          THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

         PROSPECTUS

[GLOBE]
         January 31, 2002

            Subject to Completion, Dated January 15, 2002

         Classes A, B, and C
                                                 ING MIDCAP VALUE FUND
                                                 ING SMALLCAP VALUE FUND

       This prospectus contains
       important information about
       investing in the ING MidCap
       Value Fund and ING SmallCap
       Value Fund. You should read it
       carefully before you invest,
       and keep it for future
       reference. Please note that
       your investment: is not a bank
       deposit, is not insured or
       guaranteed by the FDIC, the
       Federal Reserve Board or any
       other government agency and is
       affected by market
       fluctuations. There is no
       guarantee that the Fund will
       achieve its objectives. As
       with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                  [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET] OBJECTIVE



[COMPASS]INVESTMENT
         STRATEGY



[SCALE]  RISKS



These pages contain a description of the ING MidCap Value Fund and the ING SmallCap Value Fund (Funds) including each Fund's objective, investment strategy and risks.




You'll also find:

[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

AN INTRODUCTION TO THE FUNDS                        1
ING MIDCAP VALUE FUND                               2
ING SMALLCAP VALUE FUND                             4

WHAT YOU PAY TO INVEST                              6
SHAREHOLDER GUIDE                                   8
MANAGEMENT OF THE FUNDS                            14
DIVIDENDS, DISTRIBUTIONS AND TAXES                 17
MORE INFORMATION ABOUT RISKS                       18
WHERE TO GO FOR MORE INFORMATION           Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                    AN INTRODUCTION TO THE FUNDS
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending upon the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                                  [TELEPHONE]
If you have any questions about the Funds, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENT. PLEASE READ IT CAREFULLY.

THE ING MIDCAP VALUE FUND OR THE ING SMALLCAP VALUE FUND
MAY SUIT YOU IF YOU:

  - are seeking capital appreciation
  - are investing for the long-term -- at least several years
  - are willing to accept higher risk in exchange for long-term growth.

              (TELEPHONE) If you have any questions, please call 1-800-992-0180.

                                            An Introduction to the Funds       1

                                                                         ADVISER
                                                    ING Pilgrim Investments, LLC
                                                                     SUB-ADVISER
ING MIDCAP VALUE FUND                          Brandes Investment Partners, L.P.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Fund seeks
long-term capital
appreciation.


INVESTMENT STRATEGY


[COMPASS]

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. issuers with equity market capitalizations greater than $1 billion but no greater than $5 billion at the time of purchase.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund holds common and preferred stocks, warrants and convertible securities.

The Fund may typically invest up to the greater of:

- 20% of its assets in any particular industry at the time of purchase, or

- 150% of the weighting of such industry as represented in the Russell MidCap Index at the time of purchase, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio managers feel have the potential for value, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a growth-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 2      ING MidCap Value Fund

                                                           ING MIDCAP VALUE FUND
--------------------------------------------------------------------------------

HOW THE          [MONEY]             Since the ING MidCap Value Fund has not yet commenced
FUND HAS                             operations, there is no performance information included in
PERFORMED                            this Prospectus.

              (TELEPHONE) If you have any questions, please call 1-800-992-0180.

                                                   ING MidCap Value Fund       3

                                                                         ADVISER
                                                    ING Pilgrim Investments, LLC
                                                                     SUB-ADVISER
                                                    Brandes Investment Partners,
ING SMALLCAP VALUE FUND                                                     L.P.
--------------------------------------------------------------------------------


OBJECTIVE


[TARGET]

The Fund seeks
long-term capital
appreciation.


INVESTMENT STRATEGY


[COMPASS]

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. issuers with equity market capitalizations of $1.5 billion or less at the time of purchase.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund holds common and preferred stocks, warrants and convertible securities.

The Fund may typically invest up to the greater of:

- 20% of its assets in any particular industry at the time of purchase, or

- 150% of the weighting of such industry as represented in the Russell 2000 Index at the time of purchase, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio managers feel have the potential for value, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a growth-oriented style. The Fund invests in small companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 4      ING SmallCap Value Fund

                                                         ING SMALLCAP VALUE FUND
--------------------------------------------------------------------------------

          [MONEY]
HOW THE
FUND HAS
PERFORMED
                     Since the ING SmallCap Value Fund has not yet commenced operations, there is no performance information included in this Prospectus.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                 ING SmallCap Value Fund       5

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The tables that follow show the fees and expenses for each of the Funds.
FEES YOU PAY DIRECTLY

                                                                CLASS A    CLASS B    CLASS C
---------------------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT
  (AS A % OF OFFERING PRICE) %                                   5.75(1)    none       none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                      none(2)    5.00(3)    1.00(4)



(1) Reduced for purchases of $50,000 and over. Please see page 9.

(2) A contingent deferred sales charge of no more than 1% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. Please see page 9.

(3) Imposed upon redemption within 6 years from purchase. The fee has scheduled reductions after the first year. Please see page 9.

(4) Imposed upon redemption within 1 year from purchase. Please see page 9.

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS A

                                 DISTRIBUTION                  TOTAL
                                 AND SERVICE                   FUND            WAIVERS
                   MANAGEMENT      (12b-1)        OTHER      OPERATING           AND             NET
FUND                  FEE            FEES        EXPENSES    EXPENSES     REIMBURSEMENTS(2)    EXPENSES
-------------------------------------------------------------------------------------------------------
 MidCap
  Value       %       1.00           0.25          0.50        1.75              --              1.75
 SmallCap
  Value       %       1.00           0.25          0.50        1.75              --              1.75

--------------------------------------------------------------------------------

CLASS B

                                 DISTRIBUTION                  TOTAL
                                 AND SERVICE                   FUND            WAIVERS
                   MANAGEMENT      (12b-1)        OTHER      OPERATING           AND             NET
FUND                  FEE            FEES        EXPENSES    EXPENSES     REIMBURSEMENTS(2)    EXPENSES
-------------------------------------------------------------------------------------------------------
 MidCap
  Value       %       1.00           1.25          0.25        2.50              --              2.50
 SmallCap
  Value       %       1.00           1.25          0.25        2.50              --              2.50

--------------------------------------------------------------------------------

CLASS C

                                 DISTRIBUTION                  TOTAL
                                 AND SERVICE                   FUND            WAIVERS
                   MANAGEMENT      (12b-1)        OTHER      OPERATING           AND             NET
FUND                  FEE            FEES        EXPENSES    EXPENSES     REIMBURSEMENTS(2)    EXPENSES
-------------------------------------------------------------------------------------------------------
 MidCap
  Value       %       1.00           1.25          0.25        2.50              --              2.50
 SmallCap
  Value       %       1.00           1.25          0.25        2.50              --              2.50

--------------------------------------------------------------------------------

(1) These tables show the estimated operating expenses for the Funds by class as a ratio of expenses to average daily net assets. Because the Funds are new, "Other Expenses", shown above, are estimated.

(2) ING Pilgrim Investments, LLC has entered into a written expense limitation agreement with the Funds under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit will continue through at least May 31, 2002. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then current term or upon termination of the investment management agreement.

 6      What You Pay to Invest

                                                          WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS A

FUND                                                 1 YEAR    3 YEARS
----------------------------------------------------------------------
 MidCap Value                         $               743       1,094
 SmallCap Value                       $               743       1,094
-------------------------------------------------------------------

CLASS B

                                                     IF YOU SELL YOUR     IF YOU DON'T SELL
                                                          SHARES             YOUR SHARES
                                                     -----------------    -----------------
FUND                                                 1 YEAR    3 YEARS    1 YEAR    3 YEARS
-------------------------------------------------------------------------------------------
 MidCap Value                         $               753       1,179      253        779
 SmallCap Value                       $               753       1,179      253        779
-------------------------------------------------------------------------------------------

CLASS C

                                                     IF YOU SELL YOUR     IF YOU DON'T SELL
                                                          SHARES             YOUR SHARES
                                                     -----------------    -----------------
FUND                                                 1 YEAR    3 YEARS    1 YEAR    3 YEARS
-------------------------------------------------------------------------------------------
 MidCap Value                         $               353         779      253        779
 SmallCap Value                       $               353         779      253        779
-------------------------------------------------------------------------------------------

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                  What You Pay to Invest       7

SHAREHOLDER GUIDE                                         CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

PILGRIM PURCHASE OPTIONS(TM)

You may select from up to three separate classes of shares: Class A, Class B, and Class C.

CLASS A

- Front-end sales charge, as described on the next page.

- Distribution and service (12b-1) fees of 0.25%.

CLASS B

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1%.

- A contingent deferred sales charge, as described on the next page.

- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

CLASS C

- No front-end sales charge; all your money goes to work for you right away.

- Distribution and service (12b-1) fees of 1%.

- A 1% contingent deferred sales charge on shares sold within one year of purchase.

- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

When choosing between classes, you should carefully consider the ongoing annual expenses along with the initial sales charge or the contingent deferred sales charge. The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Higher distribution fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. You should discuss which Class of shares is right for you with your investment professional.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of promoting the Funds and servicing your shareholder account, each class of each Fund has adopted a Rule 12b-1 plan which requires fees to be paid out of the assets of each class. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

 8      Shareholder Guide

CHOOSING A SHARE CLASS                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

SALES CHARGE CALCULATION

CLASS A

Class A shares of the Funds are sold subject to the following sales charge:

                            AS A % OF THE    AS A % OF NET
YOUR INVESTMENT             OFFERING PRICE    ASSET VALUE
 Less than $50,000               5.75            6.10
 $50,000 - $99,999               4.50            4.71
 $100,000 - $249,999             3.50            3.63
 $250,000 - $499,999             2.50            2.56
 $500,000 - $1,000,000           2.00            2.04
 $1,000,000 and over                             See below

INVESTMENTS OF $1 MILLION OR MORE. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a contingent deferred sales charge if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                       PERIOD DURING WHICH
YOUR INVESTMENT                 CDSC      CDSC APPLIES
 $1,000,000 - $2,499,999        1.00%        2 years
 $2,500,000 - $4,999,999        0.50         1 year
 $5,000,000 and over            0.25         1 year

CLASS B AND CLASS C

Class B and Class C shares are offered at their net asset value per share without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares that you sell within a certain period of time after you bought them. The amount of the CDSC is based on the lesser of the net asset value of the shares at the time of purchase or redemption. There is no CDSC on shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

CLASS B DEFERRED SALES CHARGE

                                                    CDSC ON SHARES
YEARS AFTER PURCHASE                                  BEING SOLD
 1st year                                                   5%
 2nd year                                                   4
 3rd year                                                   3
 4th year                                                   3
 5th year                                                   2
 6th year                                                   1
 After 6th year                                          None

CLASS C DEFERRED SALES CHARGE

                                                    CDSC ON SHARES
YEARS AFTER PURCHASE                                  BEING SOLD
 1st year                                                   1%
 After 1st year                                          None

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCED SALES CHARGES. You may reduce the initial sales charge on a purchase of Class A shares of the Funds by combining multiple purchases to take advantage of the breakpoints in the sales charge schedules. You may do this by:

- LETTER OF INTENT -- lets you purchase shares over a 13 month period and pay the same sales charge as if the shares had all been purchased at once.

- RIGHTS OF ACCUMULATION -- lets you add the value of shares of any open-end Pilgrim Fund (excluding the Pilgrim Money Market Fund, ING Pilgrim Money Market Fund and Lexington Money Market Trust) you already own to the amount of your next purchase for purposes of calculating the sales charge.

- COMBINATION PRIVILEGE -- shares held by investors in the Pilgrim Funds which impose a CDSC may be combined with Class A shares for a reduced sales charge.

See the Account Application or the SAI for details, or contact your financial representative or the Shareholder Servicing Agent for more information.

CDSC WAIVERS. If you notify the Transfer Agent at the time of redemption, the CDSC for each Class will be waived in the following cases:

- Redemptions following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for shares held at the time of death or initial determination of permanent disability.

- For Class B and Class C shares, redemptions pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

- Mandatory distributions from a tax-deferred retirement plan or an IRA.

If you think you may be eligible for a CDSC waiver, contact your financial representative or the Shareholder Servicing Agent.

REINSTATEMENT PRIVILEGE. If you sell Class B or Class C shares of a Fund, you may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. If you want to use the Reinstatement Privilege, contact your financial representative or the Shareholder Servicing Agent. Consult the SAI for more information.

SALES CHARGE WAIVERS. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Servicing Agent, or see the SAI.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       9

SHAREHOLDER GUIDE                                         HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

The minimum initial investment amounts for each Fund are as follows:

- Non-retirement accounts: $1,000

- Retirement accounts: $250

- Pre-Authorized Investment Plan: $100 to open; you must invest at least $100 a month

The minimum additional investment is $100.

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. The Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $1,000 ($250 for IRAs).

RETIREMENT PLANS

The Funds have available prototype qualified retirement plans for both corporations and for self-employed individuals. They also have available prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Co. -- Kansas City (SSB) acts as the custodian under these plans. For further information, contact the Shareholder Servicing Agent at (800) 992-0180. SSB currently receives a $12 custodial fee annually for the maintenance of such accounts.


                                                                                         Initial                  Additional
                                                                   Method              Investment                 Investment
                                                               BY CONTACTING     An investment
                                                               YOUR INVESTMENT   professional with an
                                                               PROFESSIONAL      authorized firm can help
                                                                                 you establish and
                                                                                 maintain your account.
                                                               BY MAIL           Visit or consult an        Visit or consult an
                                                                                 investment professional.   investment professional.
                                                                                 Make your check payable    Fill out the Account
                                                                                 to the Pilgrim Funds and   Additions form included
                                                                                 mail it, along with a      on the bottom of your
                                                                                 completed Application.     account statement along
                                                                                 Please indicate your       with your check payable
                                                                                 investment professional    to the Fund and mail
                                                                                 on the New Account         them to the address on
                                                                                 Application.               the account statement.
                                                                                                            Remember to write your
                                                                                                            account number on the
                                                                                                            check.

                                                               BY WIRE           Call the ING Pilgrim       Wire the funds in the
                                                                                 Operations Department at   same manner described
                                                                                 (800) 336-3436 to obtain   under "Initial
                                                                                 an account number and      Investment."
                                                                                 indicate your investment
                                                                                 professional on the
                                                                                 account.
                                                                                 Instruct your bank to
                                                                                 wire funds to the Fund
                                                                                 in the care of:
                                                                                 State Street Bank and
                                                                                 Trust Company
                                                                                 ABA #101003621
                                                                                 Kansas City, MO
                                                                                 credit to:
                                                                                 ---------------
                                                                                 (the Fund)
                                                                                 A/C #751-8315; for
                                                                                 further credit to:
                                                                                 ---------------------
                                                                                 Shareholder A/C #
                                                                                 -------------------
                                                                                 (A/C # you received over
                                                                                 the telephone)
                                                                                 Shareholder Name:
                                                                                ------------------------
                                                                                 (Your Name Here)
                                                                                 After wiring funds you
                                                                                 must complete the
                                                                                 Account Application and
                                                                                 send it to:
                                                                                 Pilgrim Funds
                                                                                 P.O. Box 219368
                                                                                 Kansas City, MO
                                                                                 64121-9368

 10      Shareholder Guide

HOW TO REDEEM SHARES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $10,000.

- Minimum withdrawal amount is $100.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent or see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission (SEC). When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, each Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, each Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


                                                                      Method                           Procedures
                                                               BY CONTACTING YOUR       You may redeem shares by contacting your
                                                               INVESTMENT               investment professional. Investment
                                                               PROFESSIONAL             professionals may charge for their
                                                                                        services in connection with your
                                                                                        redemption request, but neither the Fund
                                                                                        nor the Distributor imposes any such
                                                                                        charge.
                                                               BY MAIL                  Send a written request specifying the
                                                                                        Fund name and share class, your account
                                                                                        number, the name(s) in which the account
                                                                                        is registered, and the dollar value or
                                                                                        number of shares you wish to redeem to:
                                                                                        Pilgrim Funds
                                                                                        P.O. Box 219368
                                                                                        Kansas City, MO 64121-9368
                                                                                        If certificated shares have been issued,
                                                                                        the certificate must accompany the
                                                                                        written request. Corporate investors and
                                                                                        other associations must have an
                                                                                        appropriate certification on file
                                                                                        authorizing redemptions. A suggested form
                                                                                        of such certification is provided on the
                                                                                        Account Application. A signature
                                                                                        guarantee may be required.
                                                               BY TELEPHONE --          You may redeem shares by telephone on all
                                                               EXPEDITED REDEMPTION     accounts other than retirement accounts,
                                                                                        unless you check the box on the Account
                                                                                        Application which signifies that you do
                                                                                        not wish to use telephone redemptions. To
                                                                                        redeem by telephone, call the Shareholder
                                                                                        Servicing Agent at (800) 992-0180.
                                                                                        RECEIVING PROCEEDS BY CHECK:
                                                                                        You may have redemption proceeds (up to a
                                                                                        maximum of $100,000) mailed to an address
                                                                                        which has been on record with Pilgrim
                                                                                        Funds for at least 30 days.
                                                                                        RECEIVING PROCEEDS BY WIRE:
                                                                                        You may have redemption proceeds (subject
                                                                                        to a minimum of $5,000) wired to your
                                                                                        pre-designated bank account. You will not
                                                                                        be able to receive redemption proceeds by
                                                                                        wire unless you check the box on the
                                                                                        Account Application which signifies that
                                                                                        you wish to receive redemption proceeds
                                                                                        by wire and attach a voided check. Under
                                                                                        normal circumstances, proceeds will be
                                                                                        transmitted to your bank on the business
                                                                                        day following receipt of your
                                                                                        instructions, provided redemptions may be
                                                                                        made. In the event that share
                                                                                        certificates have been issued, you may
                                                                                        not request a wire redemption by
                                                                                        telephone.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       11

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each Fund and class determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of each class of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of each Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

Each Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. Each Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of each Fund for shares of the same class of any other Pilgrim Fund, except for Lexington Money Market Trust and Pilgrim Corporate Leaders Trust Fund, without paying any additional sales charge. Shares subject to a CDSC will continue to age from the date that the original shares were purchased. You should review the prospectus of the Fund you intend to exchange into before exchanging your shares.

If you exchange into Pilgrim Senior Income Fund, your ability to sell or liquidate your investment will be limited. Pilgrim Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with the Pilgrim Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Pilgrim Senior Income Fund prospectus or any other Pilgrim Fund prospectus by calling (800) 992-0180.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Pilgrim Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as short-term trading vehicles. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

 12      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

In addition to the Funds available in this prospectus, ING Pilgrim Securities, Inc. offers many other Funds. Shareholders exercising the exchange privilege with any other Pilgrim Fund should carefully review the prospectus of that Fund. Investors may obtain a copy of a prospectus of any Pilgrim Fund not discussed in this prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. You should review the prospectus of the Fund you intend to exchange into before exchanging your shares. Each Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

CDSC ON EXCHANGES TO PILGRIM SENIOR INCOME FUND

You are not required to pay an applicable CDSC upon an exchange from a Fund into the Pilgrim Senior Income Fund. However, if you exchange into Pilgrim Senior Income Fund and subsequently offer your common shares for repurchase by the Fund, the CDSC will apply from the original Fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in the original Fund.

SYSTEMATIC EXCHANGE PRIVILEGE

With an initial account balance of at least $5,000 and subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end Pilgrim Fund, except Lexington Money Market Trust and Pilgrim Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000, other than as a result of a decline in the NAV per share.

ACCOUNT ACCESS

Unless your shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.pilgrimfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact the Shareholder Servicing Agent at (800) 992-0810 [select Option 1], obtain a policy over the internet at [www.pilgrimfunds.com], or see the privacy policy that accompanies this Prospectus.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                      Shareholder Guide       13

MANAGEMENT OF THE FUNDS                                  ADVISER AND SUB-ADVISER
--------------------------------------------------------------------------------

ING PILGRIM INVESTMENTS, LLC (ING Pilgrim or ING Pilgrim Investments), a Delaware limited liability company, serves as the investment adviser to each of the Funds and has the overall responsibility for management of the Funds. ING Pilgrim provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Pilgrim is registered as an investment adviser with the SEC. ING Pilgrim is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of December 31, 2001, ING Pilgrim managed over $17.4 billion in assets.

ING Pilgrim's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

ING Pilgrim receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

FUND                                                ADVISORY FEE
 MidCap Value                                           1.00%
 SmallCap Value                                         1.00%

SUB-ADVISERS

ING Pilgrim has engaged a Sub-Adviser for the Funds to provide the day-to-day management of each Fund's portfolio.

BRANDES INVESTMENTS PARTNERS, L.P.

Founded in 1974, Brandes Investment Partners, L.P. (Brandes) is an investment advisory firm currently with 56 investment professionals who managed $62 billion in assets as of December 31, 2001. Brandes' principal address is 11988 El Camino Real, Suite 500, San Diego, California 92130.

Brandes is the investment sub-adviser to ING MidCap Value Fund and ING SmallCap Value Fund. Brandes' Large Cap, Mid Cap and Small Cap Investment Committees, respectively, are responsible for making the day-to-day investment decisions for each Fund.

Brandes uses a value-oriented approach in managing equity investments, seeking to build wealth by buying high quality, undervalued stocks.


 14      Management of the Funds

                         BRANDES U.S. VALUE MID CAP EQUITY COMPOSITE PERFORMANCE
--------------------------------------------------------------------------------

PERFORMANCE OF SIMILAR MID CAP VALUE SEPARATE ACCOUNTS MANAGED BY BRANDES

The tables below are designed to show you how a composite of similar separate accounts managed by Brandes performed over various periods in the past.

The Brandes U.S. Value Mid Cap Equity Composite is a composite of the performance of all actual, fee-paying and non-fee paying, fully discretionary U.S. Value Mid Cap accounts under management by Brandes for at least one month beginning September 30, 1997, having substantially the same investment objectives, policies, techniques and restrictions. Each account in the composite has investment objectives, policies and strategies that are substantially similar to the ING MidCap Value Fund.

The table below shows the returns for the Brandes U.S. Value Mid Cap Equity Composite compared with the Russell MidCap Index and the Russell MidCap Value Index for the periods ending September 30, 2001 and December 31 of prior years. The returns of the Brandes U.S. Value Mid Cap Equity Composite reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the Russell MidCap Index and the Russell MidCap Value Index assume all dividends and distributions have been reinvested. This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the ING MidCap Value Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF DECEMBER 31, 2001)

                           BRANDES
                          U.S. VALUE       RUSSELL         RUSSEL
                        MID CAP EQUITY   MIDCAP INDEX   MIDCAP VALUE
                        COMPOSITE (%)        (%)         INDEX (%)
                        --------------   ------------   ------------
 One Year                   24.04%           -5.62%         2.33%
 Three Years                16.00%            6.50%         6.80%
 Since Inception
  (9/30/97)                 14.89%           13.90%        13.74%

                              ANNUAL TOTAL RETURNS
                              (AS OF DECEMBER 31)

                           BRANDES
                          U.S. VALUE       RUSSELL         RUSSEL
                        MID CAP EQUITY   MIDCAP INDEX   MIDCAP VALUE
                        COMPOSITE (%)        (%)         INDEX (%)
                        --------------   ------------   ------------
 2001                       24.04%           -5.62%         2.33%
 2000                       25.72%            8.25%        19.18%
 1999                        0.11%           18.23%        -0.11%
 1998                       11.62%           10.10%         5.08%
 1997                       -2.08%            1.11%         4.07%

The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.

The net annual returns for the Brandes U.S. Value Mid Cap Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Brandes U.S. Value MidCap Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.

The Russell MidCap Index is an unmanaged index that measures the 800 smallest companies out of the 1,000 largest U.S. companies based on total market capitalization of the Russell Index. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.

The Russell MidCap Value Index is an unmanaged index that measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                Brandes U.S. Value Mid Cap Equity Composite Performance       15

BRANDES U.S. SMALL CAP VALUE EQUITY COMPOSITE PERFORMANCE
--------------------------------------------------------------------------------

PERFORMANCE OF SIMILAR SMALL CAP VALUE SEPARATE ACCOUNTS MANAGED BY BRANDES

The tables below are designed to show you how a composite of similar separate accounts managed by Brandes performed over various periods in the past.

The Brandes U.S. Small Cap Value Equity Composite is a composite of the performance of all actual, fee-paying and non-fee-paying, fully discretionary U.S. Small Cap Value accounts under management by Brandes for at least one month beginning September 30, 1997, having substantially the same investment objectives, policies, techniques and restrictions. Each account in the composite has investment objective, policies and strategies that are substantially similar to the ING SmallCap Value Fund.

The table below shows the returns for the Brandes U.S. Small Cap Value Equity Composite compared with the Russell 2000 Index and the Russell 2000 Value Index for the periods ending September 30, 2001 and December 31 of prior years. The returns of the Brandes U.S. Small Cap Value Equity Composite reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the Russell 2000 Index and the Russell 2000 Value Index assume all dividends and distributions have been reinvested. This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the ING SmallCap Value Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF DECEMBER 31, 2001)

                              BRANDES           RUSSELL     RUSSELL 2000
                       U.S. SMALL CAP EQUITY   2000 INDEX   VALUE INDEX
                           COMPOSITE (%)          (%)           (%)
 One Year                      35.71%             2.49%        14.03%
 Three Years                   14.05%             6.42%        11.33%
 Since Inception
  (9/30/97)                     7.44%            10.43%        12.50%

                              ANNUAL TOTAL RETURNS
                              (AS OF DECEMBER 31)

                              BRANDES           RUSSELL     RUSSELL 2000
                       U.S. SMALL CAP EQUITY   2000 INDEX   VALUE INDEX
                           COMPOSITE (%)          (%)           (%)
 2001                          35.71%              2.49%       14.03%
 2000                          14.37%             -3.02%       22.83%
 1999                          -4.41%             21.26%       -1.49%
 1998                         -10.19%             -2.55%       -6.45%
 1997                          -0.68%             -3.35%        1.68%

The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.

The net annual returns for the Brandes U.S. Small Cap Value Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Brandes U.S. Small Cap Value Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.

The Russell 2000 Index is an unmanaged index that measures the 2000 smallest companies out of the 3,000 largest U.S. companies based on total market capitalization of the Russell Index. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.

The Russell 2000, Value Index is an unmanaged index that measures the Russell 2000 companies with lower price-to-book ratios and lower forecasting growth values. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.


 16      Brandes U.S. Small Cap Value Equity Composite Performance

DIVIDENDS/TAXES                               DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, annually. Distributions are normally expected to consist of ordinary income. Each Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class A, B and C shares of each Fund invested in another Pilgrim Fund which offers the same class of shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in each Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by each Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                     Dividends, Distributions and Taxes       17

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely determined by the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Funds invest in these securities or use these techniques as part of each Fund's principal investment strategy. However, the Adviser or Sub-Adviser of either Fund may also use these investment techniques or make investments in securities that are not a part of a Fund's principal investment strategy.

PRINCIPAL RISKS

INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. Each Fund may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

OTHER RISKS

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to the Funds anticipate unusual market or other conditions, the Funds may temporarily depart from their principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve its objective.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, a Fund might incur a loss. If the seller declares bankruptcy, a Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. Each Fund may borrow for leverage or for temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

SHORT SALES. Each Fund may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PERCENTAGE AND RATING LIMITATIONS Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.


 18      More Information About Risks

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN OUR:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE PILGRIM FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.pilgrimfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file number is as follows:

Pilgrim Equity Trust                       811-8817
ING MidCap Value Fund
ING SmallCap Value Fund

[ING FUNDS LOGO]                         USEQPROS110501-110501

                          THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

         PROSPECTUS
         January 31, 2002

            Subject to Completion, Dated January 15, 2002

         Class Q

         [GLOBE]
                                                 ING MIDCAP VALUE FUND
                                                 ING SMALLCAP VALUE FUND

       This prospectus contains
       important information about
       investing in the ING MidCap
       Value Fund and ING SmallCap
       Value Fund. You should read it
       carefully before you invest,
       and keep it for future
       reference. Please note that
       your investment: is not a bank
       deposit, is not insured or
       guaranteed by the Federal
       Deposit Insurance Corporation
       (FDIC), the Federal Reserve
       Board or any other government
       agency and is affected by
       market fluctuations. There is
       no guarantee that the Funds
       will achieve their objectives.
       As with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                  [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET] OBJECTIVE



[COMPASS]INVESTMENT
         STRATEGY



[SCALE]  RISKS



These pages contain a description of the ING MidCap Value Fund and the ING SmallCap Value Fund (Funds) including each Fund's objective, investment strategy and risks.


You'll also find:

[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

AN INTRODUCTION TO THE FUNDS                      1
ING MIDCAP VALUE FUND                             2
ING SMALLCAP VALUE FUND                           4

WHAT YOU PAY TO INVEST                            6
SHAREHOLDER GUIDE                                 7
MANAGEMENT OF THE FUNDS                          11
DIVIDENDS, DISTRIBUTIONS AND TAXES               14
MORE INFORMATION ABOUT RISKS                     15
WHERE TO GO FOR MORE INFORMATION         Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                    AN INTRODUCTION TO THE FUNDS
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending upon the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                                  [TELEPHONE]
If you have any questions about the Funds, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENT. PLEASE READ IT CAREFULLY.

THE ING MIDCAP VALUE FUND OR THE ING SMALLCAP VALUE FUND
MAY SUIT YOU IF YOU:

  - are seeking capital appreciation
  - are investing for the long-term -- at least several years
  - are willing to accept higher risk in exchange for long-term growth.

              (TELEPHONE) If you have any questions, please call 1-800-992-0180.

                                            An Introduction to the Funds       1

                                                                         ADVISER
                                                    ING Pilgrim Investments, LLC
                                                                     SUB-ADVISER
                                                    Brandes Investment Partners,
ING MIDCAP VALUE FUND                                                       L.P.
--------------------------------------------------------------------------------


OBJECTIVE

The Fund seeks long-term capital appreciation.


[TARGET]

INVESTMENT STRATEGY


[COMPASS]

Under normal market conditions the Fund will invest at least 80% of its assets in equity securities of U.S. issuers with equity market capitalizations greater than $1 billion but no greater than $5 billion at the time of purchase.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund holds common and preferred stocks, warrants and convertible securities.

The Fund may typically invest up to the greater of:

- 20% of its assets in any particular industry at the time of purchase, or

- 150% of the weighting of such industry as represented in the Russell MidCap Index at the time of purchase, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio managers feel have the potential for value, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a growth-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 2      ING MidCap Value Fund

                                                           ING MIDCAP VALUE FUND
--------------------------------------------------------------------------------

HOW THE          [MONEY]             Since the ING MidCap Value Fund has not yet commenced
FUND HAS                             operations, there is no performance information included in
PERFORMED                            this Prospectus.

              (TELEPHONE) If you have any questions, please call 1-800-992-0180.

                                                   ING MidCap Value Fund       3

                                                                         ADVISER
                                                    ING Pilgrim Investments, LLC
                                                                     SUB-ADVISER
                                                    Brandes Investment Partners,
ING SMALLCAP VALUE FUND                                                     L.P.
--------------------------------------------------------------------------------


OBJECTIVE

The Fund seeks long-term capital appreciation.


[TARGET]

INVESTMENT STRATEGY


[COMPASS]

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. issuers with equity market capitalizations of $1.5 billion or less at the time of purchase.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund holds common and preferred stocks, warrants and convertible securities.

The Fund may typically invest up to the greater of:

- 20% of its assets in any particular industry at the time of purchase, or

- 150% of the weighting of such industry as represented in the Russell 2000 Index at the time of purchase, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

RISKS


[SCALE]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio managers feel have the potential for value, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a growth-oriented style. The Fund invests in small companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established Companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 4      ING SmallCap Value Fund

                                                         ING SMALLCAP VALUE FUND
--------------------------------------------------------------------------------

HOW THE          [MONEY]             Since the ING SmallCap Value Fund has not yet commenced
FUND HAS                             operations, there is no performance information included in
PERFORMED                            this Prospectus.

              (TELEPHONE) If you have any questions, please call 1-800-992-0180.

                                                 ING SmallCap Value Fund       5

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Fund. The table below shows the fees and expenses for Class Q shares of each of the Funds.
FEES YOU PAY DIRECTLY

                                                                CLASS Q
-----------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT
  (AS A % OF OFFERING PRICE)                                     none
 MAXIMUM DEFERRED SALES CHARGE (AS A % OF PURCHASE OR SALES
  PRICE, WHICHEVER IS LESS)                                      none



OPERATING EXPENSES PAID EACH YEAR BY THE FUND(1)
(as a % of average net assets)

                                                          TOTAL
                                                          FUND            WAIVERS
                   MANAGEMENT    SERVICE     OTHER      OPERATING           AND             NET
FUND                  FEE         FEES      EXPENSES    EXPENSES     REIMBURSEMENTS(2)    EXPENSES
--------------------------------------------------------------------------------------------------
 MidCap
  Value       %       1.00        0.25        0.50        1.75              --              1.75
 SmallCap
  Value               1.00        0.25        0.50        1.75              --              1.75

--------------------------------------------------------------------------------

(1) This table shows the estimated operating expenses for Class Q shares of the Funds as a ratio of expenses to average daily net assets. Because the Funds are new, "Other Expenses", shown above, are estimated.

(2) ING Pilgrim Investments, LLC has entered into a written expense limitation agreement with the Funds under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit will continue through at least May 31, 2002. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then current term or upon termination of the investment management agreement.

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS Q

FUND                       1 YEAR    3 YEARS
--------------------------------------------
 MidCap
  Value     $               178         551
 SmallCap
  Value     $               178         551
--------------------------------------------

 6      What You Pay to Invest

HOW TO PURCHASE SHARES                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

PURCHASE OF SHARES

Class Q Shares are offered at net asset value (NAV) without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time. Each Fund also offers Class A, B, C and I shares, which have different sales charges and other expenses that may affect their performance. You can obtain more information about these other share classes by calling (800) 992-0180.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. The Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $250,000.

If you are a participant in a qualified retirement plan, you should make purchases through your plan administrator or sponsor, who is responsible for transmitting orders.

All other purchasers may purchase shares by the methods outlined in the table on the right.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

To pay for the cost of servicing your shareholder account, each Fund has adopted a Rule 12b-1 plan for Class Q shares, which requires fees to be paid out of the assets of the class. Each Fund pays a service fee at an annual rate of 0.25% of the average daily net assets of the Class Q shares of the Fund.

RETIREMENT PLANS

You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, Roth IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial consultant or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser. For further information, contact the Shareholder Servicing Agent at (800) 992-0180.


                                                                                         Initial                  Additional
                                                                   Method              Investment                 Investment
                                                               BY CONTACTING     A financial consultant     Visit or consult a
                                                               YOUR FINANCIAL    with an authorized         financial consultant.
                                                               CONSULTANT        firm can help you
                                                                                 establish and maintain
                                                                                 your account.
                                                               BY MAIL           Visit or speak with a      Fill out the Account
                                                                                 financial consultant.      Additions form
                                                                                 Make your check            included on the
                                                                                 payable to the             bottom of your
                                                                                 Pilgrim Funds and          account statement
                                                                                 mail it, along with a      along with your
                                                                                 completed                  check payable to the
                                                                                 Application. Please        Fund and mail them
                                                                                 indicate your investment   to the address on the
                                                                                 professional on the        account statement.
                                                                                 New Account                Remember to write
                                                                                 Application.               your account number
                                                                                                            on the check.

                                                               BY WIRE           Call the ING Pilgrim       Wire the funds in the
                                                                                 Operations                 same manner
                                                                                 Department at (800)        described under
                                                                                 336-3436 to obtain         "Initial Investment."
                                                                                 an account number
                                                                                 and indicate your
                                                                                 investment
                                                                                 professional on the
                                                                                 account.
                                                                                 Instruct your bank to
                                                                                 wire funds to the
                                                                                 Fund in the care of:
                                                                                 State Street
                                                                                 Bank and Trust
                                                                                 Kansas City
                                                                                 ABA #101003621
                                                                                 Kansas City, MO
                                                                                 credit to:
                                                                                 ---------------
                                                                                 (the Fund)
                                                                                 A/C #751-8315; for
                                                                                 further credit to:
                                                                                 ---------------------
                                                                                 Shareholder A/C #
                                                                                 -------------------
                                                                                 (A/C # you received
                                                                                 over the telephone)
                                                                                 Shareholder Name:
                                                                                ------------------------
                                                                                 (Your Name Here)
                                                                                 After wiring funds
                                                                                 you must complete
                                                                                 the Account
                                                                                 Application and send
                                                                                 it to:
                                                                                 Pilgrim Funds
                                                                                 P.O. Box 219368
                                                                                 Kansas City, MO
                                                                                 64121-9368

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       7

SHAREHOLDER GUIDE                                           HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

If you are a participant in a qualified retirement plan, you should make redemptions through your plan administrator or sponsor, who is responsible for transmitting orders.

All other shareholders may redeem shares by the methods outlined in the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent or see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission (SEC). When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, each Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, each Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


                                                                      Method                           Procedures
                                                               BY CONTACTING YOUR       You may redeem shares by contacting your
                                                               FINANCIAL CONSULTANT     financial consultant who may charge for
                                                                                        their services in connection with your
                                                                                        redemption request, but neither the Fund
                                                                                        nor the Distributor imposes any such
                                                                                        charge.
                                                               BY MAIL                  Send a written request specifying the
                                                                                        Fund name and share class, your account
                                                                                        number, the name(s) in which the
                                                                                        account is registered, and the dollar
                                                                                        value or number of shares you wish to
                                                                                        redeem to:
                                                                                        Pilgrim Funds
                                                                                        P.O. Box 219368
                                                                                        Kansas City, MO 64121-9368
                                                                                        If certificated shares have been issued,
                                                                                        the certificate must accompany the
                                                                                        written request. Corporate investors and
                                                                                        other associations must have an
                                                                                        appropriate certification on file
                                                                                        authorizing redemptions. A suggested
                                                                                        form of such certification is provided
                                                                                        on the Account Application. A signature
                                                                                        guarantee may be required.
                                                               BY TELEPHONE --          You may redeem shares by telephone on
                                                               EXPEDITED REDEMPTION     all accounts other than retirement
                                                                                        accounts, unless you check the box on
                                                                                        the Account Application which signifies
                                                                                        that you do not wish to use telephone
                                                                                        redemptions. To redeem by telephone,
                                                                                        call the Shareholder Servicing Agent at
                                                                                        (800) 992-0180.
                                                                                        RECEIVING PROCEEDS BY CHECK:
                                                                                        You may have redemption proceeds (up to a
                                                                                        maximum of $100,000) mailed to an address
                                                                                        which has been on record with Pilgrim
                                                                                        Funds for at least 30 days.
                                                                                        RECEIVING PROCEEDS BY WIRE:
                                                                                        You may have redemption proceeds (subject
                                                                                        to a minimum of $5,000) wired
                                                                                        to your pre-designated bank account.
                                                                                        You will not be able to receive
                                                                                        redemption proceeds by wire unless you
                                                                                        check the box on the Account
                                                                                        Application which signifies that you wish
                                                                                        to receive redemption proceeds by wire
                                                                                        and attach a voided check. Under normal
                                                                                        circumstances, proceeds will be
                                                                                        transmitted to your bank on the business
                                                                                        day following receipt of your
                                                                                        instructions, provided redemptions may
                                                                                        be made. In the event that share
                                                                                        certificates have been issued, you may
                                                                                        not request a wire redemption by
                                                                                        telephone.

 8      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

NET ASSET VALUE

The (NAV) per share for Class Q shares of each Fund is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of Class Q shares of each Fund is calculated by taking the value of the Fund's assets attributable to that class, subtracting the Fund's liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of each Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

Each Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. Each Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange Class Q shares of the Funds for Class Q shares of the same class of any other Pilgrim Funds that offers Class Q shares. The total value of shares being exchanged must at least equal the minimum investment reported for Class Q shares of each Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long term investment and not as short-term trading vehicles. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, or otherwise modify, or impose charges of up to $5.00 upon exchanges.

If you exchange into Pilgrim Senior Income Fund, your ability to sell or liquidate your investment will be limited. Pilgrim Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with the Pilgrim Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Pilgrim Senior Income Fund prospectus or any other Pilgrim Fund prospectus by calling (800) 992-0180.

In addition to the Funds available in this prospectus, ING Pilgrim Securities, Inc. offers many other Funds.

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       9

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

Shareholders exercising the exchange privilege with any other Pilgrim Fund should carefully review the prospectus of that Fund. Investors may obtain a copy of a prospectus of any Pilgrim Fund not discussed in this prospectus by calling
(800) 992-0180.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. You should review the prospectus of the Fund you intend to exchange into before exchanging your shares. Each Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

SYSTEMATIC EXCHANGE PRIVILEGE

You may elect to have a specified dollar amount of Class Q shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in Class Q shares of any other open-end Pilgrim Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

SMALL ACCOUNTS (NON-RETIREMENT ONLY)

If you draw down a non-retirement account so that its total value is less than a Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, each Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

ACCOUNT ACCESS

Unless your Pilgrim shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.pilgrimfunds.com, or via a touch tone telephone by calling (800) 992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Service Representative you may call the toll-free number listed above and select Option 2.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Servicing Agent at (800) 992-0180 [select Option 1], obtain a policy over the internet at www.pilgrimfunds.com, or see the privacy policy that accompanies this Prospectus.

 10      Shareholder Guide

ADVISER AND SUB-ADVISER                                  MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ING PILGRIM INVESTMENTS, LLC (ING Pilgrim or ING Pilgrim Investments), a Delaware limited liability company, serves as the investment adviser to each of the Funds and has the overall responsibility for management of the Funds. ING Pilgrim provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Pilgrim is registered as an investment adviser with the SEC. ING Pilgrim is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of December 31, 2001, ING Pilgrim managed over $17.4 billion in assets.

ING Pilgrim's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

ING Pilgrim receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

FUND                                                ADVISORY FEE
 MidCap Value                                           1.00%
 SmallCap Value                                         1.00%

SUB-ADVISERS

ING Pilgrim has engaged a Sub-Adviser for the Funds to provide the day-to-day management of each Fund's portfolio.

BRANDES INVESTMENTS PARTNERS, L.P.

Founded in 1974, Brandes Investment Partners, L.P. (Brandes) is an investment advisory firm currently with 56 investment professionals who managed $62 billion in assets as of December 31, 2001. Brandes' principal address is 11988 El Camino Real, Suite 500, San Diego, California 92130.

Brandes is the investment sub-adviser to ING MidCap Value Fund and ING SmallCap Value Fund. Brandes Large Cap, Mid Cap and Small Cap Investment Committees, respectively, are responsible for making the day-to-day investment decisions for each Fund.

Brandes uses a value-oriented approach in managing equity investments, seeking to build wealth by buying high quality, undervalued stocks.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       11

BRANDES U.S. VALUE MIDCAP EQUITY COMPOSITE PERFORMANCE
--------------------------------------------------------------------------------

PERFORMANCE OF SIMILAR MID CAP VALUE SEPARATE ACCOUNTS MANAGED BY BRANDES

The tables below are designed to show you how a composite of similar separate accounts managed by Brandes performed over various periods in the past.

The Brandes U.S. Value Mid Cap Equity Composite is a composite of the performance of all actual, fee-paying and non-fee-paying, fully discretionary U.S. Value Mid Cap accounts under management by Brandes for at least one month beginning September 30, 1997, having substantially the same investment objectives, policies, techniques and restrictions. Each account in the composite has investment objectives, policies and strategies that are substantially similar to the ING MidCap Value Fund.

The table below shows the returns for the Brandes U.S. Value Mid Cap Equity Composite compared with the Russell MidCap Index and the Russell MidCap Value Index for the periods ending September 30, 2001 and December 31 of prior years. The returns of the Brandes U.S. Value Mid Cap Equity Composite reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the Russell MidCap Index and the Russell MidCap Value Index assume all dividends and distributions have been reinvested. This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the ING MidCap Value Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF DECEMBER 31, 2001)

                          BRANDES
                         U.S. VALUE       RUSSELL        RUSSELL
                       MID CAP EQUITY   MIDCAP INDEX   MIDCAP VALUE
                       COMPOSITE (%)        (%)         INDEX (%)
 One Year                  24.04%           -5.62%         2.33%
 Three Years               16.00%            6.50%         6.80%
 Since Inception
  (9/30/97)                14.89%           13.90%        13.74%

                              ANNUAL TOTAL RETURNS
                              (AS OF DECEMBER 31)

                          BRANDES
                         U.S. VALUE       RUSSELL        RUSSELL
                       MID CAP EQUITY   MIDCAP INDEX   MIDCAP VALUE
                       COMPOSITE (%)        (%)         INDEX (%)
 2001                      24.04%          -5.62%          2.33%
 2000                      25.72%           8.25%         19.18%
 1999                       0.11%          18.23%         -0.11%
 1998                      11.62%          10.10%          5.08%
 1997                      -2.08%           1.11%          4.07%

The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.

The net annual returns for the Brandes U.S. Value Mid Cap Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Brandes U.S. Value Mid Cap Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.

The Russell MidCap Index is an unmanaged index that measures the 800 smallest companies out of the 1,000 largest U.S. companies based on total market capitalization of the Russell Index. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.

The Russell MidCap Value Index is an unmanaged Index that measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.


 12      Brandes U.S. Value MidCap Equity Composite Performance

                       BRANDES U.S. SMALL CAP VALUE EQUITY COMPOSITE PERFORMANCE
--------------------------------------------------------------------------------

PERFORMANCE OF SIMILAR SMALL CAP VALUE SEPARATE ACCOUNTS MANAGED BY BRANDES

The tables below are designed to show you how a composite of similar separate accounts managed by Brandes performed over various periods in the past.

The Brandes U.S. Small Cap Value Equity Composite is a composite of the performance of all actual, fee-paying and non-fee-paying, fully discretionary U.S. Small Cap Value accounts under management by Brandes for at least one month beginning September 30, 1997, having substantially the same investment objectives, policies, techniques and restrictions. Each account in the composite has investment objective, policies and strategies that are substantially similar to the ING SmallCap Value Fund.

The table below shows the returns for the Brandes U.S. Small Cap Value Equity Composite compared with the Russell 2000 Index and the Russell 2000 Value Index for the periods ending September 30, 2001 and December 31 of prior years. The returns of the Brandes U.S. Small Cap Value Equity Composite reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the Russell 2000 Index and the Russell 2000 Value Index assume all dividends and distributions have been reinvested. This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the ING SmallCap Value Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF DECEMBER 31, 2001)

                              BRANDES           RUSSELL     RUSSELL 2000
                       U.S. SMALL CAP EQUITY   2000 INDEX   VALUE INDEX
                           COMPOSITE (%)          (%)           (%)
 One Year                      35.71%             2.49%        14.03%
 Three Years                   14.05%             6.42%        11.33%
 Since Inception
  (9/30/97)                     7.44%            10.43%        12.50%

                              ANNUAL TOTAL RETURNS
                              (AS OF DECEMBER 31)

                              BRANDES           RUSSELL     RUSSELL 2000
                       U.S. SMALL CAP EQUITY   2000 INDEX   VALUE INDEX
                           COMPOSITE (%)          (%)           (%)
 2001                           35.71%             2.49%        14.03%
 2000                           14.37%            -3.02%        22.83%
 1999                           -4.41%            21.26%        -1.49%
 1998                          -10.19%            -2.55%        -6.45%
 1997                           -0.68%            -3.35%         1.68%

The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.

The net annual returns for the Brandes U.S. Small Cap Value Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Brandes U.S. Small Cap Value Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.

The Russell 2000 Index is an unmanaged index that measures the 2000 smallest companies out of the 3,000 largest U.S. companies based on total market capitalization of the Russell Index. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.

The Russell 2000 Value Index is an unmanaged index that measures the Russell 2000 companies with lower price-to-book ratios and lower forecasting growth values. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.




              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

               Brandes U.S. SmallCap Value Equity Composite Performance       13

DIVIDENDS, DISTRIBUTIONS AND TAXES                               DIVIDENDS/TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, annually. Distributions are normally expected to consist of ordinary income. Each Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class Q shares of each Fund invested in another Pilgrim Fund which offers Class Q shares.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by each Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


 14      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser or Sub-Adviser can decide whether to use them or not. The Funds invest in these securities or use these techniques as part of each Fund's principal investment strategy. However, the Adviser or Sub-Adviser of either Fund may also use these investment techniques or make investments in securities that are not a part of a Fund's principal investment strategy.

PRINCIPAL RISKS

INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. Each Fund may invest in small and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

OTHER RISKS

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to the Funds anticipate unusual market or other conditions, the Funds may temporarily depart from their principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve its objective.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, a Fund might incur a loss. If the seller declares bankruptcy, a Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. Each Fund may borrow for leverage or for temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

SHORT SALES. Each Fund may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       15

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN OUR:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE PILGRIM FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.pilgrimfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public
Reference Room in Washington, D.C. or call
202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file number is as follows:

Pilgrim Equity Trust                       811-8817
ING MidCap Value Fund
ING SmallCap Value Fund

          [ING FUNDS LOGO]                           QUSEQPROS

                          THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

         PROSPECTUS

[PHOTO]
         January 31, 2002

            Subject to Completion, Dated January 15, 2002

         Class I
                                                 INSTITUTIONAL CLASS SHARES
                                                 ING MIDCAP VALUE FUND
                                                 ING SMALLCAP VALUE FUND

       This prospectus contains
       important information about
       investing in the Pilgrim
       Funds. You should read it
       carefully before you invest,
       and keep it for future
       reference. Please note that
       your investment: is not a bank
       deposit, is not insured or
       guaranteed by the Federal
       Deposit Insurance Corporation
       (FDIC), the Federal Reserve
       Board or any other government
       agency and is affected by
       market fluctuations. There is
       no guarantee that the Funds
       will achieve their objectives.
       As with all mutual funds, the
       U.S. Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                          [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT
         STRATEGY



[SCALE GRAPHIC]
         RISKS



These pages contain a description of the ING MidCap Value Fund and the ING SmallCap Value Fund (Funds) including each Fund's objective, investment strategy, and risks.


You'll also find:

[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in a Fund.

AN INTRODUCTION TO THE FUNDS                      1
ING MIDCAP VALUE                                  2
ING SMALLCAP VALUE                                4

WHAT YOU PAY TO INVEST                            6
SHAREHOLDER GUIDE                                 7
MANAGEMENT OF THE FUNDS                          11
DIVIDENDS, DISTRIBUTIONS AND TAXES               14
MORE INFORMATION ABOUT RISKS                     15
WHERE TO GO FOR MORE INFORMATION         Back Cover

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                                                    AN INTRODUCTION TO THE FUNDS
--------------------------------------------------------------------------------

Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the principal risks and strategies associated with each Fund. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.
                                  [TELEPHONE]
If you have any questions about the Funds, please call your financial consultant or us at 1-800-992-0180.

THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS. PLEASE READ IT CAREFULLY.

THE ING MIDCAP VALUE FUND OR THE ING SMALLCAP VALUE FUND
MAY SUIT YOU IF YOU:

  - are seeking capital appreciation
  - are investing for the long-term -- at least several years
  - are willing to accept higher risk in exchange for long-term growth.

              (TELEPHONE) If you have any questions, please call 1-800-992-0180.

                                            An Introduction to the Funds       1

                                                                         ADVISER
                                                    ING Pilgrim Investments, LLC
                                                                     SUB-ADVISER
                                                    Brandes Investment Partners,
ING MIDCAP VALUE FUND                                                       L.P.
--------------------------------------------------------------------------------


OBJECTIVE

The Fund seeks long-term capital appreciation.


[TARGET GRAPHIC]

INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. issuers with equity market capitalizations greater than $1 billion but no greater than $5 billion at the time of purchase.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund holds common and preferred stocks, warrants and convertible securities.

The Fund may typically invest up to the greater of:

- 20% of its assets in any particular industry at the time of purchase, or

- 150% of the weighting of such industry as represented in the Russell MidCap Index at the time of purchase, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio managers feel have the potential for value, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a growth-oriented style. The Fund invests in medium-sized companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the mid-cap value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large or small company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of mid-size companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 2      ING MidCap Value Fund

                                                           ING MIDCAP VALUE FUND
--------------------------------------------------------------------------------

HOW THE          [MONEY]             Since the ING MidCap Value Fund has not yet commenced
FUND HAS                             operations, there is no performance information included in
PERFORMED                            this Prospectus.

              (TELEPHONE) If you have any questions, please call 1-800-992-0180.

                                                   ING MidCap Value Fund       3

                                                                         ADVISER
                                                    ING Pilgrim Investments, LLC
                                                                     SUB-ADVISER
                                                    Brandes Investment Partners,
ING SMALLCAP VALUE FUND                                                     L.P.
--------------------------------------------------------------------------------


OBJECTIVE

The Fund seeks long-term capital appreciation.


[TARGET GRAPHIC]

INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. issuers with equity market capitalizations of $1.5 billion or less at the time of purchase.

The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced below their long-term value.

The Fund holds common and preferred stocks, warrants and convertible securities.

The Fund may typically invest up to the greater of:

- 20% of its assets in any particular industry at the time of purchase, or

- 150% of the weighting of such industry as represented in the Russell 2000 Index at the time of purchase, as long as the Fund meets any industry concentration or diversification requirements under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Fund. The Fund may be affected by the following risks, among others:

PRICE VOLATILITY -- the value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. This Fund invests in companies that the portfolio managers feel have the potential for value, which may give the Fund a higher risk of price volatility than a Fund that emphasizes other styles, such as a growth-oriented style. The Fund invests in small companies, which may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

MARKET TRENDS -- from time to time, the stock market may not favor the small-cap value securities in which the Fund invests. Rather, the market could favor growth-oriented stocks or large company stocks, or may not favor equities at all.

INABILITY TO SELL SECURITIES -- securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

 4      ING SmallCap Value Fund

                                                         ING SMALLCAP VALUE FUND
--------------------------------------------------------------------------------

HOW THE          [MONEY]             Since the ING SmallCap Value Fund has not yet commenced
FUND HAS                             operations, there is no performance information included in
PERFORMED                            this Prospectus.

              (TELEPHONE) If you have any questions, please call 1-800-992-0180.

                                                 ING SmallCap Value Fund       5

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. The tables that follow show the fees and expenses for each of the Funds.
FEES YOU PAY DIRECTLY

                                                                CLASS I
-----------------------------------------------------------------------
 MAXIMUM SALES CHARGE ON YOUR INVESTMENT
  (AS A % OF OFFERING PRICE)                                     none
 MAXIMUM DEFERRED SALES CHARGE
  (AS A % OF PURCHASE OR SALES PRICE, WHICHEVER IS LESS)         none



OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS(1)
(as a % of average net assets)

CLASS I

                                 DISTRIBUTION                  TOTAL
                                 AND SERVICE                   FUND            WAIVERS
                   MANAGEMENT      (12b-1)        OTHER      OPERATING           AND             NET
FUND                  FEE            FEES        EXPENSES    EXPENSES     REIMBURSEMENTS(2)    EXPENSES
-------------------------------------------------------------------------------------------------------
 MidCap
  Value       %       1.00             --          0.50        1.50              --              1.50
 SmallCap
  Value       %       1.00             --          0.50        1.50              --              1.50

--------------------------------------------------------------------------------

(1) This table shows the estimated operating expenses for Class I shares of the Funds as a ratio of expenses to average daily net assets. Because the Funds are new, "Other Expenses", shown above, are estimated.

(2) ING Pilgrim Investments, LLC has entered into a written expense limitation agreement with the Funds under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years. The expense limit will continue through at least May 31, 2002. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then current term or upon termination of the investment management agreement.

EXAMPLES

The examples that follow are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each example assumes that you invested $10,000, reinvested all your dividends, the Fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.

CLASS I

FUND                                                 1 YEAR    3 YEARS
----------------------------------------------------------------------
 MidCap Value                         $               153         474
 SmallCap Value                       $               153         474
-------------------------------------------------------------------

 6      What You Pay to Invest

HOW TO PURCHASE SHARES                                         SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

- The minimum initial investment for Class I shares is $1,000,000. Class I shares are available only to (i) certain defined benefit plans, insurance companies and foundations investing for their own account; (ii) certain wrap programs offered by broker-dealers and financial institutions; (iii) retirement plans affiliated with ING Group; and (iv) ING Group and its affiliates for purposes of corporate cash management.

- The minimum additional investment is $100,000.

Make your investment using the table on the right.

The Funds and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third-party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S.
bank) will not be accepted. The Funds reserve the right to waive minimum investment amounts. The Funds reserve the right to liquidate sufficient shares to recover annual transfer agent fees or to close your account and redeem your shares should you fail to maintain your account value at a minimum of $10,000.


                                                                                         Initial                  Additional
                                                                   Method              Investment                 Investment
                                                               BY CONTACTING     An investment              Visit or consult an
                                                               YOUR INVESTMENT   professional with an       investment professional.
                                                               PROFESSIONAL      authorized firm can help
                                                                                 you establish and
                                                                                 maintain your account.
                                                               BY MAIL           Visit or consult an        Fill out the Account
                                                                                 investment professional.   Additions form included
                                                                                 Make your check payable    on the bottom of your
                                                                                 to the Pilgrim Funds and   account statement along
                                                                                 mail it, along with a      with your check payable
                                                                                 completed Application.     to the Fund and mail
                                                                                 Please indicate your       them to the address on
                                                                                 investment professional    the account statement.
                                                                                 on the New Account         Remember to write your
                                                                                 Application.               account number on the
                                                                                                            check.

                                                               BY WIRE           Call the ING Pilgrim       Wire the funds in the
                                                                                 Operations Department at   same manner described
                                                                                 (800) 336-3436 to obtain   under "Initial
                                                                                 an account number and      Investment."
                                                                                 indicate your investment
                                                                                 professional on the
                                                                                 account.
                                                                                 Instruct your bank to
                                                                                 wire funds to the Fund
                                                                                 in the care of:
                                                                                 State Street Bank and
                                                                                 Trust Company
                                                                                 ABA #101003621
                                                                                 Kansas City, MO
                                                                                 credit to:
                                                                                 ---------------
                                                                                 (the Fund)
                                                                                 A/C #751-8315; for
                                                                                 further credit to:
                                                                                 ---------------------
                                                                                 Shareholder A/C #
                                                                                 -------------------
                                                                                 (A/C # you received over
                                                                                 the telephone)
                                                                                 Shareholder Name:
                                                                                ------------------------
                                                                                 (Your Name Here)
                                                                                 After wiring funds you
                                                                                 must complete the
                                                                                 Account Application and
                                                                                 send it to:
                                                                                 Pilgrim Funds
                                                                                 P.O. Box 219368
                                                                                 Kansas City, MO
                                                                                 64121-9368

              [TELEPHONE] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       7

SHAREHOLDER GUIDE                                           HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

You may redeem shares using the table on the right.

Under unusual circumstances, a Fund may suspend the right of redemption as allowed by federal securities laws.

SYSTEMATIC WITHDRAWAL PLAN

You may elect to make periodic withdrawals from your account on a regular basis.

- Your account must have a current value of at least $250,000.

- Minimum withdrawal amount is $1,000.

- You may choose from monthly, quarterly, semi-annual or annual payments.

For additional information, contact the Shareholder Servicing Agent or see the Account Application or the SAI.

PAYMENTS

Normally, payment for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. The Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the U.S. Securities and Exchange Commission (SEC). When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but the Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

Each Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, each Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, each Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.


                                                                      Method                           Procedures
                                                               BY CONTACTING YOUR       You may redeem shares by contacting your
                                                               INVESTMENT               investment professional. Investment
                                                               PROFESSIONAL             professionals may charge for their
                                                                                        services in connection with your
                                                                                        redemption request, but neither the Fund
                                                                                        nor the Distributor imposes any such
                                                                                        charge.
                                                               BY MAIL                  Send a written request specifying the
                                                                                        Fund name and share class, your account
                                                                                        number, the name(s) in which the account
                                                                                        is registered, and the dollar value or
                                                                                        number of shares you wish to redeem to:
                                                                                        Pilgrim Funds
                                                                                        P.O. Box 219368
                                                                                        Kansas City, MO 64121-9368
                                                                                        If certificated shares have been issued,
                                                                                        the certificate must accompany the
                                                                                        written request. Corporate investors and
                                                                                        other associations must have an
                                                                                        appropriate certification on file
                                                                                        authorizing redemptions. A suggested form
                                                                                        of such certification is provided on the
                                                                                        Account Application. A signature
                                                                                        guarantee may be required.
                                                               BY TELEPHONE --          You may redeem shares by telephone on all
                                                               EXPEDITED REDEMPTION     accounts other than retirement accounts,
                                                                                        unless you check the box on the Account
                                                                                        Application which signifies that you do
                                                                                        not wish to use telephone redemptions. To
                                                                                        redeem by telephone, call the Shareholder
                                                                                        Servicing Agent at (800) 992-0180.
                                                                                        RECEIVING PROCEEDS BY CHECK:
                                                                                        You may have redemption proceeds (up to a
                                                                                        maximum of $100,000) mailed to an address
                                                                                        which has been on record with Pilgrim
                                                                                        Funds for at least 30 days.
                                                                                        RECEIVING PROCEEDS BY WIRE:
                                                                                        You may have redemption proceeds (subject
                                                                                        to a minimum of $5,000) wired to your
                                                                                        pre-designated bank account. You will not
                                                                                        be able to receive redemption proceeds by
                                                                                        wire unless you check the box on the
                                                                                        Account Application which signifies that
                                                                                        you wish to receive redemption proceeds
                                                                                        by wire and attach a voided check. Under
                                                                                        normal circumstances, proceeds will be
                                                                                        transmitted to your bank on the business
                                                                                        day following receipt of your
                                                                                        instructions, provided redemptions may be
                                                                                        made. In the event that share
                                                                                        certificates have been issued, you may
                                                                                        not request a wire redemption by
                                                                                        telephone.

 8      Shareholder Guide

TRANSACTION POLICIES                                           SHAREHOLDER GUIDE
--------------------------------------------------------------------------------

NET ASSET VALUE

The net asset value (NAV) per share for each Fund and class is determined each business day as of the close of regular trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share of Class I of each Fund is calculated by taking the value of the Fund's assets attributable to Class I, subtracting the Fund's liabilities attributable to Class I, and dividing by the number of shares of Class I that are outstanding. Because foreign securities may trade on days when the Funds do not price shares, the NAV of a Fund that invests in foreign securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Directors or Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

PRICE OF SHARES

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV. Exchange orders are effected at NAV.

EXECUTION OF REQUESTS

Purchase and sale requests are executed at the next NAV determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth above under "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of the Funds will not be issued unless you request them in writing.

TELEPHONE ORDERS

The Funds and their transfer agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. The Funds and their transfer agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If the Funds and their transfer agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGES

You may exchange shares of a Fund for shares of the same class of any other Pilgrim Fund. You should review the prospectus of the Pilgrim Fund you intend to exchange into before exchanging your shares.

If you exchange into the Pilgrim Senior Income Fund, your ability to sell or liquidate your investment will be limited. Pilgrim Senior Income Fund, is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, the fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with the Pilgrim Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the Pilgrim Senior Income Fund prospectus or any other Pilgrim Fund prospectus by calling (800) 992-0180.

The total value of shares being exchanged must at least equal the minimum investment requirement of the Fund into which they are being exchanged. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. There is no specific limit on exchange frequency; however, the Funds are intended for long-term investment and not as short-term trading vehicles. The Adviser may prohibit excessive exchanges (more than four per year). The Adviser also may, on 60 days' prior notice, restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                       Shareholder Guide       9

SHAREHOLDER GUIDE                                           TRANSACTION POLICIES
--------------------------------------------------------------------------------

In addition to the Funds available in this prospectus, ING Pilgrim Securities, Inc. offers many other Funds. Shareholders exercising the exchange privilege with any other Pilgrim Fund should carefully review the prospectus of that Fund. Investors may obtain a copy of a prospectus of any Pilgrim Fund not discussed in this prospectus by calling (800) 992-0180.

You will automatically have the ability to request an exchange by calling the Shareholder Service Agent unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. You should review the prospectus of the Fund you intend to exchange into before exchanging your shares. Each Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

SMALL ACCOUNTS

Due to the relatively high cost of handling small investments, the Funds reserve the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $10,000, other than as a result of a decline in the NAV per share.

PRIVACY POLICY

The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Servicing Agent at (800) 992-0180 [select Option 1], obtain a policy over the internet at www.pilgrimfunds.com, or see the privacy policy that accompanies this Prospectus.

 10      Shareholder Guide

ADVISER AND SUB-ADVISER                                  MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

ING PILGRIM INVESTMENTS, LLC (ING Pilgrim or ING Pilgrim Investments), a Delaware limited liability company, serves as the investment adviser to each of the Funds and has the overall responsibility for management of the Funds. ING Pilgrim provides or oversees all investment advisory and portfolio management services for each Fund, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Pilgrim is registered as an investment adviser with the SEC. ING Pilgrim is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING) (ING Group). ING Group is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.

As of December 31, 2001, ING Pilgrim managed over $17.4 billion in assets.

ING Pilgrim's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

ING Pilgrim receives a monthly fee for its services based on the average daily net assets of each of the Funds.

The following table shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund's average daily net assets:

FUND                                                ADVISORY FEE
 MidCap Value                                           1.00%
 SmallCap Value                                         1.00%

SUB-ADVISERS

ING Pilgrim has engaged a Sub-Adviser for the Funds to provide the day-to-day management of each Fund's portfolio.

BRANDES INVESTMENTS PARTNERS, L.P.

Founded in 1974, Brandes Investment Partners, L.P. (Brandes) is an investment advisory firm currently with 56 investment professionals who managed $62 billion in assets as of December 31, 2001. Brandes' principal address is 11988 El Camino Real, Suite 500, San Diego, California 92130.

Brandes is the investment sub-adviser to ING MidCap Value Fund and ING SmallCap Value Fund. Brandes' Large Cap, Mid Cap and Small Cap Investment Committees, respectively, are responsible for making the day-to-day investment decisions for each Fund.

Brandes uses a value-oriented approach in managing equity investments, seeking to build wealth by buying high quality, undervalued stocks.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                                Management of the Funds       11

BRANDES U.S. VALUE MID CAP EQUITY COMPOSITE PERFORMANCE
--------------------------------------------------------------------------------

PERFORMANCE OF SIMILAR MID CAP VALUE SEPARATE ACCOUNTS MANAGED BY BRANDES

The tables below are designed to show you how a composite of similar separate accounts managed by Brandes performed over various periods in the past.

The Brandes U.S. Value Mid Cap Equity Composite is a composite of the performance of all actual, fee-paying and non-fee-paying, fully discretionary U.S. Value Mid Cap accounts under management by Brandes for at least one month beginning September 30, 1997, having substantially the same investment objectives, policies, techniques and restrictions. Each account in the composite has investment objectives, policies and strategies that are substantially similar to the ING MidCap Value Fund.

The table below shows the returns for the Brandes U.S. Value Mid Cap Equity Composite compared with the Russell MidCap Index and the Russell Midcap Value Index for the periods ending September 30, 2001 and December 31 of prior years. The returns of the Brandes U.S. Value Mid Cap Equity Composite reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the Russell MidCap Index and the Russell Midcap Value Index assume all dividends and distributions have been reinvested. This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the ING MidCap Value Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF DECEMBER 31, 2001)

                          BRANDES
                         U.S. VALUE       RUSSELL        RUSSELL
                       MID CAP EQUITY   MIDCAP INDEX   MIDCAP VALUE
                       COMPOSITE (%)        (%)         INDEX (%)
 One Year                  24.04%           -5.62%          2.33%
 Three Years               16.00%            6.50%          6.80%
 Since Inception
  (9/30/97)                14.89%           13.90%         13.74%

                              ANNUAL TOTAL RETURNS
                              (AS OF DECEMBER 31)

                          BRANDES
                         U.S. VALUE       RUSSELL        RUSSELL
                       MID CAP EQUITY   MIDCAP INDEX   MIDCAP VALUE
                       COMPOSITE (%)        (%)         INDEX (%)
 2001                      24.04%           -5.62%          2.33%
 2000                      25.72%            8.25%         19.18%
 1999                       0.11%           18.23%         -0.11%
 1998                      11.62%           10.10%          5.08%
 1997                      -2.08%            1.11%          4.07%

The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.

The net annual returns for the Brandes U.S. Value Mid Cap Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Brandes U.S. Value Mid Cap Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.

The Russell MidCap Index is an unmanaged index that measures the 800 smallest companies out of the 1,000 largest U.S. companies based on total market capitalization of the Russell Index. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.

The Russell MidCap Value Index is an unmanaged Index that measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.


 12      Brandes U.S. Value Mid Cap Equity Composite Performance

                       BRANDES U.S. SMALL CAP VALUE EQUITY COMPOSITE PERFORMANCE
--------------------------------------------------------------------------------

PERFORMANCE OF SIMILAR SMALL CAP VALUE SEPARATE ACCOUNTS MANAGED BY BRANDES

The tables below are designed to show you how a composite of similar separate accounts managed by Brandes performed over various periods in the past.

The Brandes U.S. Small Cap Value Equity Composite is a composite of the performance of all actual, fee-paying and non-fee-paying, fully discretionary U.S. Small Cap Value accounts under management by Brandes for at least one month beginning September 30, 1997, having substantially the same investment objectives, policies, techniques and restrictions. Each account in the composite has investment objective, policies and strategies that are substantially similar to the ING SmallCap Value Fund.

The table below shows the returns for the Brandes U.S. Small Cap Value Equity Composite compared with the Russell 2000 Index and the Russell 2000 Value Index for the periods ending September 30, 2001 and December 31 of prior years. The returns of the Brandes U.S. Small Cap Value Equity Composite reflect deductions of account fees and expenses, and assume all dividends and distributions have been reinvested. The returns of the Russell 2000 Index and the Russell 2000 Value Index assume all dividends and distributions have been reinvested. This information is designed to demonstrate the historical track record of Brandes. It does not indicate how the ING SmallCap Value Fund has performed or will perform in the future. Past performance is not a guarantee of future results.

                          AVERAGE ANNUAL TOTAL RETURNS
                           (AS OF DECEMBER 31, 2001)

                              BRANDES           RUSSELL     RUSSELL 2000
                       U.S. SMALL CAP EQUITY   2000 INDEX   VALUE INDEX
                           COMPOSITE (%)          (%)           (%)
 One Year                      35.71%             2.49%        14.03%
 Three Years                   14.05%             6.42%        11.33%
 Since Inception
  (9/30/97)                     7.44%            10.43%        12.50%

                              ANNUAL TOTAL RETURNS
                              (AS OF DECEMBER 31)

                              BRANDES           RUSSELL     RUSSELL 2000
                       U.S. SMALL CAP EQUITY   2000 INDEX   VALUE INDEX
                           COMPOSITE (%)          (%)           (%)
 2001                          35.71%             2.49%        14.03%
 2000                          14.37%            -3.02%        22.83%
 1999                          -4.41%            21.26%        -1.49%
 1998                         -10.19%            -2.55%        -6.45%
 1997                          -0.68%            -3.35%         1.68%

The performance reflected in the composite has been calculated in compliance with the AIMR Performance Presentation Standards, which differ from the method used by the SEC.

The net annual returns for the Brandes U.S. Small Cap Value Equity Composite were calculated on a time-weighted and asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs, advisory and custodial fees, and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The accounts in the Brandes U.S. Small Cap Value Equity Composite do not pay the same expenses that mutual funds pay and are not subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code. Returns could have been lower if the composite had been subject to these expenses and regulations. The aggregate returns of the accounts in the composite may not reflect the returns of any particular account of Brandes.

The Russell 2000 Index is an unmanaged index that measures the 2,000 smallest companies out of the 3,000 largest U.S. companies based on total market capitalization of the Russell Index. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.

The Russell 2000 Value Index is an unmanaged Index that measures the Russell 2000 companies with lower price-to-book ratios and lower forecasting growth values. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions or other expenses of investing.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

              Brandes U.S. Small Cap Value Equity Composite Performance       13

DIVIDENDS, DISTRIBUTIONS AND TAXES                               DIVIDENDS/TAXES
--------------------------------------------------------------------------------

DIVIDENDS

The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends, if any, annually. Distributions are normally expected to consist of ordinary income. Each Fund distributes capital gains, if any, annually.

DIVIDEND REINVESTMENT

Unless you instruct a Fund to pay you dividends in cash, dividends and distributions paid by a Fund will be reinvested in additional shares of the Fund. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on Class I shares of a Fund invested in another Pilgrim Fund which offers the class.

TAXES

The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in a Fund.

Each Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although the Funds will not be taxed on amounts they distribute, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if a Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

Dividends declared by a Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

You will receive an annual statement summarizing your dividend and capital gains distributions.

If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 30% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.


 14      Dividends, Distributions and Taxes

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

All mutual funds involve risk -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope. A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques that may be used by the Funds, see the SAI.

Many of the investment techniques and strategies discussed in this prospectus and in the SAI are discretionary, which means that the adviser or sub-adviser can decide whether to use them or not. The Funds invest in these securities or use these techniques as part of each Fund's principal investment strategy. However, the Adviser or Sub-Adviser of either Fund may also use these investment techniques or make investments in securities that are not a part of a Fund's principal investment strategy.

PRINCIPAL RISKS

INABILITY TO SELL SECURITIES. Some securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

INVESTMENTS IN SMALL- AND MID-CAPITALIZATION COMPANIES. Each Fund may invest in small- and mid-capitalization companies. Investments in small- and mid-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

OTHER RISKS

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to the Funds anticipate unusual market or other conditions, the Funds may temporarily depart from their principal investment strategies as a defensive measure. To the extent that a Fund invests defensively, it likely will not achieve its objective.

REPURCHASE AGREEMENTS. Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, a Fund might incur a loss. If the seller declares bankruptcy, a Fund may not be able to sell the collateral at the desired time.

LENDING PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

BORROWING. Each Fund may borrow for leverage or for temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

SHORT SALES. Each Fund may make short sales. A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

PERCENTAGE AND RATING LIMITATIONS. Unless otherwise stated, the percentage limitations in this Prospectus apply at the time of investment.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       15

WHERE TO GO FOR MORE INFORMATION

YOU'LL FIND MORE INFORMATION ABOUT THE FUNDS IN OUR:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).

Please write or call for a free copy of the current Annual/Semi-Annual reports, the SAI or other Fund information, or to make shareholder inquiries:

THE PILGRIM FUNDS
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180

Or visit our website at www.pilgrimfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, N.W.
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Fund's SEC file number. The file numbers are as follows:

Pilgrim Equity Trust                                                    811-8817
ING MidCap Value Fund
ING SmallCap Value Fund

                   [ING FUNDS LOGO]         IPROS      -